Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Ordinary Shares [Member]
Schedule of Stock Option Activity [Line Items]
Shares under options, Exercised or converted			(1,588,536)
Ordinary Shares [Member] | SEALSQ Corp One [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding at the beginning of the period			575,024	245,165
Weighted-average exercise price at the beginning of the period			$ 0.04	$ 0.01
Weighted average remaining contractual term (in years)	6 years 1 month 20 days	6 years 7 months 24 days	5 years 4 months 17 days
Aggregate intrinsic value - outstanding	$ 2,152,900	$ 1,505,313,000	$ 648,096	$ 2,152,900
Shares under options, Of which vested	573,824	245,165	209,958	573,824
Weighted-average exercise price, Of which vested	$ 0.04	$ 0.01	$ 0.08	$ 0.04
Weighted average remaining contractual term - of which vested (in years)	6 years 1 month 20 days	6 years 7 months 24 days	5 years 4 months 17 days
Aggregate intrinsic value - Of which vested	$ 2,148,376	$ 1,505,313,000	$ 644,328	$ 2,148,376
Shares under options, Of which non-vested	1,200		1,200	1,200
Weighted-average exercise price, Of which non-vested	$ 4.29		$ 4.29	$ 4.29
Shares under options, Granted			1,230,670	3,042,652
Weighted-average exercise price, Granted			$ 0.02	$ 0.01
Shares under options, Exercised or converted			(1,588,536)	(2,647,019)
Weighted-average exercise price, Exercised or converted			$ 0.01	$ 0.01
Aggregate intrinsic value - exercised or converted			$ 5,203,593,000	$ 9,471,366
Shares under options, Forfeited or cancelled			(6,000)	(65,774)
Weighted-average exercise price, Forfeited or cancelled			$ 2.5	$ 0.01
Outstanding at the end of the period	575,024	245,165	211,158	575,024
Weighted-average exercise price at the end of the period	$ 0.04	$ 0.01	$ 0.08	$ 0.04
Class B Common Stock [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding at the beginning of the period			289,247	276,259
Weighted-average exercise price at the beginning of the period			$ 2.47	$ 2.4
Weighted average remaining contractual term (in years)	4 years 3 months 21 days	5 years 3 months	4 years 29 days
Aggregate intrinsic value - outstanding	$ 4,073,566	$ 5,235,260	$ 2,399,174	$ 4,073,566
Shares under options, Of which vested	289,247	276,123	199,076	289,247
Weighted-average exercise price, Of which vested	$ 2.47	$ 2.4	$ 2.54	$ 2.47
Weighted average remaining contractual term - of which vested (in years)	4 years 3 months 21 days	5 years 2 months 26 days	4 years 29 days
Aggregate intrinsic value - Of which vested	$ 4,073,566	$ 5,226,771	$ 2,399,174	$ 4,073,566
Shares under options, Of which non-vested		136
Weighted-average exercise price, Of which non-vested		$ 7.55
Shares under options, Granted			4,894	22,129
Weighted-average exercise price, Granted			$ 0.13	$ 0.97
Shares under options, Exercised or converted			(94,844)	(7,741)
Weighted-average exercise price, Exercised or converted			$ 2.2	$ 0.13
Aggregate intrinsic value - exercised or converted			$ 1,001,061	$ 127,275
Shares under options, Forfeited or cancelled				(1,200)
Weighted-average exercise price, Forfeited or cancelled				$ 3.16
Shares under options, Expired			(221)	(200)
Weighted-average exercise price, Expired
Outstanding at the end of the period	289,247	276,259	199,076	289,247
Weighted-average exercise price at the end of the period	$ 2.47	$ 2.4	$ 2.54	$ 2.47
Class B Common Stock [Member] | Previously Reported [Member]
Schedule of Stock Option Activity [Line Items]
Weighted-average exercise price, Of which non-vested
Class A Common Stock [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding at the beginning of the period			392,720	392,720
Weighted-average exercise price at the beginning of the period			$ 0.25	$ 0.25
Weighted average remaining contractual term (in years)	2 years 10 months 24 days	3 years 10 months 24 days	2 years 4 months 28 days
Aggregate intrinsic value - outstanding	$ 526,675	$ 723,175	$ 199,624	$ 526,675
Shares under options, Of which vested	392,720	392,720	174,540	392,720
Weighted-average exercise price, Of which vested	$ 0.25	$ 0.25	$ 0.16	$ 0.25
Weighted average remaining contractual term - of which vested (in years)	2 years 10 months 24 days	3 years 10 months 24 days	2 years 4 months 28 days
Aggregate intrinsic value - Of which vested	$ 526,675	$ 723,175	$ 199,624	$ 526,675
Shares under options, Of which non-vested
Weighted-average exercise price, Of which non-vested
Shares under options, Granted
Weighted-average exercise price, Granted
Shares under options, Exercised or converted			(218,180)
Weighted-average exercise price, Exercised or converted			$ 0.32
Aggregate intrinsic value - exercised or converted			$ 58,546,000
Outstanding at the end of the period	392,720	392,720	174,540	392,720
Weighted-average exercise price at the end of the period	$ 0.25	$ 0.25	$ 0.16	$ 0.25
Class F Common Stock [Member] | SEALSQ Corp One [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding at the beginning of the period
Weighted-average exercise price at the beginning of the period
Weighted average remaining contractual term (in years)
Aggregate intrinsic value - outstanding
Shares under options, Of which vested
Weighted-average exercise price, Of which vested
Weighted average remaining contractual term - of which vested (in years)
Aggregate intrinsic value - Of which vested
Shares under options, Of which non-vested
Weighted-average exercise price, Of which non-vested
Shares under options, Granted
Weighted-average exercise price, Granted
Shares under options, Exercised or converted
Weighted-average exercise price, Exercised or converted
Aggregate intrinsic value - exercised or converted
Outstanding at the end of the period
Weighted-average exercise price at the end of the period